Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,114,247.40

Principal:
Principal Collections	$15,669,785.78
Prepayments in Full	$7,638,135.69
Liquidation Proceeds	$210,583.27
Recoveries	$102,562.09
Sub Total	$23,621,066.83
Collections	$24,735,314.23

Purchase Amounts:
Purchase Amounts Related to Principal	$475,342.07
Purchase Amounts Related to Interest	$2,456.98
Sub Total	$477,799.05

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,213,113.28

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,213,113.28
Servicing Fee	$333,505.97	$333,505.97	$0.00	$0.00	$24,879,607.31
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,879,607.31
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,879,607.31
Interest - Class A-3 Notes	$143,691.89	$143,691.89	$0.00	$0.00	$24,735,915.42
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$24,598,752.42
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,598,752.42
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$24,521,019.50
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,521,019.50
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$24,464,193.50
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,464,193.50
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$24,391,845.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,391,845.58
Regular Principal Payment	$22,914,922.37	$22,914,922.37	$0.00	$0.00	$1,476,923.21
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,476,923.21
Residual Released to Depositor	$0.00	$1,476,923.21	$0.00	$0.00	$0.00
Total		$25,213,113.28

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$22,914,922.37
Total					$22,914,922.37
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,914,922.37	$45.43	$143,691.89	$0.28	$23,058,614.26	$45.71
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$22,914,922.37	$14.23	$487,761.73	$0.30	$23,402,684.10	$14.53

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$162,670,067.12	0.3225021	$139,755,144.75	0.2770721
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$378,670,067.12	0.2352134	$355,755,144.75	0.2209797

Pool Information
Weighted Average APR	3.300%	3.296%
Weighted Average Remaining Term	30.08	29.28
Number of Receivables Outstanding	33,320	32,189
Pool Balance	$400,207,159.26	$375,871,855.47
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$378,670,067.12	$355,755,144.75
Pool Factor	0.2391345	0.2245935

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$20,116,710.72
Targeted Overcollateralization Amount	$20,116,710.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$20,116,710.72

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		109	$341,456.98
(Recoveries)		120	$102,562.09
Net Loss for Current Collection Period			$238,894.89
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7163%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6484%
Second Prior Collection Period			0.5604%
Prior Collection Period			0.5487%
Current Collection Period			0.7388%
Four Month Average (Current and Prior Three Collection Periods)			0.6241%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,688	$11,691,379.43
(Cumulative Recoveries)			$1,403,297.09
Cumulative Net Loss for All Collection Periods			$10,288,082.34
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6147%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,493.89
Average Net Loss for Receivables that have experienced a Realized Loss			$2,194.56

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.53%	370	$5,761,715.45
61-90 Days Delinquent	0.24%	53	$907,629.61
91-120 Days Delinquent	0.04%	8	$163,985.04
Over 120 Days Delinquent	0.22%	49	$809,530.65
Total Delinquent Receivables	2.03%	480	$7,642,860.75

Repossession Inventory:
Repossessed in the Current Collection Period		25	$430,131.11
Total Repossessed Inventory		32	$580,845.79

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2761%
Prior Collection Period			0.3391%
Current Collection Period			0.3417%
Three Month Average			0.3190%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	32

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer